Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	BRENMILLER ENERGY LTD.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2, or the Post-Effective Amendment, to the Registration Statement on Form F-1 (File No. 333-275115), or the Registration Statement, of Brenmiller Energy Ltd., or the Company, as originally declared effective by the U.S. Securities and Exchange Commission, or the SEC, on January 22, 2024, and as amended pursuant to Post-Effective Amendment No. 1 to the Registration Statement, which was declared effective by the SEC on April 10, 2024, is being filed: (i) pursuant to the undertakings in Item 9 of the Registration Statement, to include financial statements required by Item 8.A of Form 20-F at the start of any delayed offering or throughout a continuous offering; and (ii) to include an updated prospectus related to the offer of ordinary shares that were registered on the Registration Statement. The information included in this Post-Effective Amendment amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001901215
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3